EQUITY	12 Months Ended
Jun. 30, 2023
Equity [abstract]
EQUITY	EQUITY

ACCOUNTING POLICIES
Stated share capital
Ordinary shares and the cumulative preference shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of share capital (treasury shares)
When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented as a deduction from stated share capital.

Dividends Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vests.
STATED SHARE CAPITAL
All ordinary shares rank equally regarding the Company’s residual assets. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.
Preference shareholders participate only to the extent of the face value of the shares. Holders of preference shares do not have the right to participate in any additional dividends declared for ordinary shareholders. These shares do not have voting rights.

Amounts in R million	2023	2022	2021

Authorised share capital
1,500,000,000 (2022 and 2021: 1,500,000,000) ordinary shares of no par value
5,000,000 (2022 and 2021: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
864,588,711 (2022 and 2021: 864,588,711) ordinary shares of no par value	6,208.4	6,208.4	6,208.4
3,896,663 (2022: 6,612,266; 2021: 9,474,920) treasury shares held within the Group (a)	(21.0)	(35.6)	(51.0)
5,000,000 (2022 and 2021: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	6,187.9	6,173.3	6,157.9
RELATED PARTY RELATIONSHIPS AND TRANSACTIONS

(a) Treasury shares
Shares in DRDGOLD Limited are held in treasury by Ergo Mining Operations Proprietary Limited ("EMO"). No shares were acquired in the market during the year ended June 30, 2023 or the year ended June 30, 2022 or the year ended June 30, 2021. During the year ended June 30, 2023 2,715,604 (June 30, 2022: 2,862,654; June 30, 2021: nil) shares were used to settle the equity settled share-based payment, at Rnil cashflow to the Group. R14.6 million (June 30, 2022: R15.4 million; June 30, 2021: Rnil), representing the average cost of the treasury shares used to settle the share-based payment, was transferred to retained earnings.

21.2    DIVIDENDS

Amounts in R million	2023	2022	2021

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40 SA cents per share (2022: 40 SA cents per share; 2021: 35 SA cents per share)	343.2	342.0	299.3
Interim dividend: 20 SA cents per share (2022: 20 SA cents per share; 2021: 40 SA cents per share)	172.1	171.6	342.0
Total	515.3	513.6	641.3

After 30 June 2023, a dividend of 65 SA cents per qualifying share amounting to R559.4 million was approved by the directors as a final dividend for the year ended 30 June 2023. The dividend has not been provided for and does not have any tax impact on the Group.